UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:     Duma Capital Partners, L.P.
Address:  1370 Avenue of the Americas, 23rd Floor
          New York, NY 10019

13F File Number: 028-11715

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Sangyeup Lee
Title:    Chief Operating Officer
Phone:    (212) 918-1731

Signature, Place and Date of Signing:


        /s/  Sangyeup Lee             New York, NY            August 14, 2007
        ---------------------------   ----------------------- -----------------
                 [Signature]               [City, State]           [Date]

Report Type (Check only one.):


|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0
                                          --------

Form 13F Information Table Entry Total:   67
                                          --------

Form 13F Information Table Value Total:   $257,366
                                          --------
                                           (Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


NONE


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

                                                 FORM 13F INFORMATION TABLE

      COLUMN 1                COLUMN 2       COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
--------------------------- ------------ -------------- ----------- -------------------- ---------- ---------- --------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER              CLASS           CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED NONE
--------------------------- ------------ -------------- ----------- -------------------- ---------- ---------- ------- ------ -----
ALTRIA GROUP INC                 COM         02209S103      2665      38000    SH           SOLE                 38000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO              COM         025816109      6118     100000    SH  CALL     SOLE                100000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
AMERICA MOVIL SAB DE CV  SPON ADR L SHS      02364W105      1071      17300    SH           SOLE                 17300    0     0
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN STD COS INC DEL         COM         029712106      2554      43300    SH           SOLE                 43300    0     0
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN TOWER CORP              CL A        029912201       630      15000    SH           SOLE                 15000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
ANADARKO PETE CORP               COM         032511107      1820      35000    SH           SOLE                 35000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
ANHEUSER BUSCH COS INC           COM         035229103      3390      65000    SH           SOLE                 65000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
BP PLC                      SPONSORED ADR    055622104      1082      15000    SH           SOLE                 15000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
BURLINGTON NORTHN SANTA FE C     COM         12189T104      1107      13000    SH           SOLE                 13000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
CHESAPEAKE ENERGY CORP           COM         165167107       519      15000    SH           SOLE                 15000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD   20441W203      3500      50000    SH   PUT     SOLE                 50000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
COMPANHIA DE BEBIDAS DAS AME  SPON ADR PFD   20441W203      3500      50000    SH   PUT     SOLE                 50000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SCIENCES CORP           COM         205363104       592      10000    SH           SOLE                 10000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                   COM         20825C104      1986      25300    SH           SOLE                 25230    0     0
-----------------------------------------------------------------------------------------------------------------------------------
CONOCOPHILLIPS                   COM         20825C104      6280      80000    SH  CALL     SOLE                 80000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
CSX CORP                         COM         126408103      1970      43700    SH           SOLE                 43700    0     0
-----------------------------------------------------------------------------------------------------------------------------------
DENISON MINES CORP               COM         248356107       180      15000    SH           SOLE                 15000    0     0
-----------------------------------------------------------------------------------------------------------------------------------

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

                                                 FORM 13F INFORMATION TABLE

      COLUMN 1                COLUMN 2       COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
--------------------------- ------------ -------------- ----------- -------------------- ---------- ---------- --------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER              CLASS           CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED NONE
--------------------------- ------------ -------------- ----------- -------------------- ---------- ---------- ------- ------ -----
DIME BANCORP INC NEW     *W EXP 99/99/999    25429Q110       130     500000    SH           SOLE               5000000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
DOMTAR CORP                      COM         257559104       558      50000    SH           SOLE                 50000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
ECI TELECOM LTD                  ORD         268258100       915     100000    SH           SOLE                100000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
E M C CORP MASS                  COM         268648102      3620     200000    SH           SOLE                200000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
ENCANA CORP                      COM         292505104      1844      30000    SH           SOLE                 30000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
FIRST MARBLEHEAD CORP            COM         320771108      1739      45000    SH           SOLE                 45000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
FOSTER WHEELER LTD             SHS NEW       G36535139       481       4500    SH           SOLE                  4500    0     0
-----------------------------------------------------------------------------------------------------------------------------------
FRONTEER DEV GROUP INC           COM         35903Q106       125      10500    SH           SOLE                 10500    0     0
-----------------------------------------------------------------------------------------------------------------------------------
GARTNER INC                      COM         366651107       492      20000    SH           SOLE                 20000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
GENCORP INC                      COM         368682100      3934     301000    SH           SOLE                301000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO              COM         369604103      3828     100000    SH   CALL    SOLE                100000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO              COM         369604103      3828     100000    SH   CALL    SOLE                100000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
GOODRICH PETE CORP             COM NEW       382410405       485      14000    SH           SOLE                 14000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
GRACE W R & CO DEL NEW           COM         38388F108      5327     217500    SH           SOLE                217500    0     0
-----------------------------------------------------------------------------------------------------------------------------------
GREAT LAKES DREDGE & DOCK CO     COM         390607109       238      25000    SH           SOLE                 25000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
GPO AEROPORTUARIO DEL  PAC SA SPON ADR B     400506101      1233      25000    SH           SOLE                 25000    0     0
-----------------------------------------------------------------------------------------------------------------------------------

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

                                                 FORM 13F INFORMATION TABLE

      COLUMN 1                COLUMN 2       COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
--------------------------- ------------ -------------- ----------- -------------------- ---------- ---------- --------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER              CLASS           CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED NONE
--------------------------- ------------ -------------- ----------- -------------------- ---------- ---------- ------- ------ -----
HALLIBURTON CO                   COM         406216101      2225      64500    SH           SOLE                 64500    0     0
-----------------------------------------------------------------------------------------------------------------------------------
HARMONIC INC                     COM         413160102      2883     325000    SH           SOLE                325000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
HARVEST NATURAL RESOURCES IN     COM         41754V103      1191     100000    SH           SOLE                100000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
INVITROGEN CORP                  COM         46185R100      1106      15000    SH           SOLE                 15000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
IPSCO INC                        COM         462622101      1271       8000    SH           SOLE                  8000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                   RUSSELL 2000    464287655      8255      99500    SH           SOLE                 99500    0     0
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                   RUSSELL 2000    464287655     41480     500000    SH    PUT    SOLE                500000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                   RUSSELL 2000    464287655     19910     240000    SH    PUT    SOLE                240000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
KANSAS CITY SOUTHERN           COM NEW       485170302      1697      45200    SH           SOLE                 45200    0     0
-----------------------------------------------------------------------------------------------------------------------------------
KBR INC                          COM         48242W106      2098      80000    SH           SOLE                 80000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
KHD HUMBOLDT WEDAG INTL LTD      COM         482462108      3587      58558    SH           SOLE                 58558    0     0
-----------------------------------------------------------------------------------------------------------------------------------
KSW INC                          COM         48268R106       264      34965    SH           SOLE                 34965    0     0
-----------------------------------------------------------------------------------------------------------------------------------
LEAR CORP                        COM         521865105      2400      67400    SH           SOLE                 67400    0     0
-----------------------------------------------------------------------------------------------------------------------------------
MBIA INC                         COM         55262C100      6222     100000    SH           SOLE                100000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
METRETEK TECHNOLOGIES INC        COM         59159Q107       772      50000    SH           SOLE                 50000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
NORFOLK SOUTHERN CORP            COM         655844108       920      17500    SH           SOLE                 17500    0     0
-----------------------------------------------------------------------------------------------------------------------------------
NYSE EURONEXT                    COM         629491101      1841      25000    SH           SOLE                 25000    0     0
-----------------------------------------------------------------------------------------------------------------------------------

                                                 FORM 13F INFORMATION TABLE

      COLUMN 1                COLUMN 2       COLUMN 3     COLUMN 4         COLUMN 5       COLUMN 6   COLUMN 7       COLUMN 8
--------------------------- ------------ -------------- ----------- -------------------- ---------- ---------- --------------------
                              TITLE OF                      VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER      VOTING AUTHORITY
   NAME OF ISSUER              CLASS           CUSIP      (x$1000)   PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE  SHARED NONE
--------------------------- ------------ -------------- ----------- -------------------- ---------- ---------- ------- ------ -----
PHH CORP                       COM NEW       693320202      1561      50000    SH           SOLE                 50000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
QUILMES INDL QUINSA SOCIETE  SP ADR CL B     74838Y207     18199     246305    SH           SOLE                246305    0     0
-----------------------------------------------------------------------------------------------------------------------------------
SPDR  TR                      UNIT SER 1     78462F103      3836      25500    SH           SOLE                 25500    0     0
-----------------------------------------------------------------------------------------------------------------------------------
SPDR  TR                      UNIT SER 1     78462F103     30086     200000    SH    PUT    SOLE                200000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
SPDR  TR                      UNIT SER 1     78462F103     21060     140000    SH    PUT    SOLE                140000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
SEARS HLDGS CORP                 COM         812350106       881       5200    SH           SOLE                  5200    0     0
-----------------------------------------------------------------------------------------------------------------------------------
SHAW GROUP INC                   COM         820280105      3120      67400    SH           SOLE                 67400    0     0
-----------------------------------------------------------------------------------------------------------------------------------
SHUTTERFLY INC                   COM         82568P304       235      10900    SH           SOLE                 10900    0     0
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT NEXTEL CORP             COM FON       852061100      1346      65000    SH           SOLE                 65000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS INDS INC                   COM         882491103       996      12700    SH           SOLE                 12700    0     0
-----------------------------------------------------------------------------------------------------------------------------------
UAL CORP                       COM NEW       902549807       203       5000    SH           SOLE                  5000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
ULTRA PETROLEUM CORP             COM         903914109       663      12000    SH           SOLE                 12000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
UNION PAC CORP                   COM         907818108      2015      17500    SH           SOLE                 17500    0     0
-----------------------------------------------------------------------------------------------------------------------------------
UNITED STATES STL CORP NEW       COM         912909108      2175      20000    SH           SOLE                 20000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
VODAFONE GROUP PLC NEW      SPONS ADR NEW    92857W209      1009      30000    SH           SOLE                 30000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON GROUP INTL INC      COM NEW       938862208       400       5000    SH           SOLE                  5000    0     0
-----------------------------------------------------------------------------------------------------------------------------------
WEYERHAEUSER CO                  COM         962166104      3718      47100    SH           SOLE                 47100    0     0
-----------------------------------------------------------------------------------------------------------------------------------


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